Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue	$ 316,966	$ 394,949
Cost of revenue	(96,024)	(96,024)
Gross profit	220,942	298,925
Operating expenses:
General and administrative expenses	(904,316)	(894,813)
Total operating expenses	(904,316)	(894,813)
Loss from continuing operations	(683,374)	(595,888)
Other income and expenses:
Interest Income		228,394
Interest expenses	(118,907)
Gain on change of fair value of warrant liability		6,661,993
Total other (expenses) income	(118,907)	6,890,387
(Loss) Profit before income taxes-continuing operations	(802,281)	6,294,499
Income tax expenses	8,657	8,498
Net (loss) profit	(810,938)	6,286,001
Comprehensive income	$ (810,938)	$ 6,286,001
Profit/(Loss) per common share - basic (in Dollars per share)	$ (0.16)	$ 5.46
Profit/(Loss) per common share -diluted (in Dollars per share)	$ (0.16)	$ 2.83
Weighted average number of common shares outstanding-basic (in Shares)	5,065,150	1,151,703
Weighted average number of common shares outstanding-diluted (in Shares)	5,065,150	2,223,328
Commission
Revenue
Revenue	$ 316,966	$ 394,949